Interest bearing loans and borrowings - Additional Information (Details) - CAD ($)			12 Months Ended
	Mar. 08, 2023	Aug. 15, 2022	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about borrowings [line items]
Interest bearing loans and borrowings			$ 12,891,000	$ 16,141,000
Interest on interest bearing borrowings			1,408,000	1,497,000
Payments on outstanding interest bearing loans and borrowings			3,250,000	2,925,000
Connect First loan
Disclosure of detailed information about borrowings [line items]
Interest bearing loans and borrowings		$ 19,000,000	12,891,000	16,141,000
Borrowings, adjustment to interest rate basis		2.50%
Amount pledged		$ 5,000,000
Payments on outstanding interest bearing loans and borrowings			3,250,000	2,925,000
Minimum debt service coverage ratio		140.00%
Minimum borrowing amount		$ 7,500,000
Minimum borrowing percentage of aggregate debt		50.00%
Minimum borrowing amount included in cash and cash equivalents		$ 7,900,000
Minimum current ratio		130.00%
Maximum debt to EBITDA ratio		300.00%
ConnectFirst Loan, Tranche One
Disclosure of detailed information about borrowings [line items]
Interest bearing loans and borrowings		$ 12,100,000	8,238,000	10,224,000
Blended payments of principal and interest		241,000
ConnectFirst Loan, Tranche Two
Disclosure of detailed information about borrowings [line items]
Interest bearing loans and borrowings		6,900,000	$ 4,653,000	$ 5,917,000
Blended payments of principal and interest		$ 147,000
Proceeds from borrowings	$ 2,673,000